Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (%)(3)	Net Loss ($) (in thousands)
2024	889,788	51,425	631,614	617,896	(78.9)%	(29,277)
2023	915,056	596,107	768,120	319,369	(66.3)%	(63,218)
2022	1,440,467	930,708	946,703	890,939	(45.2)%	(123,332)

(1)	Donald Patrick was the Company's Principal Executive Officer (PEO) for each of the 2022, 2023 and 2024 fiscal years.
(2)

For purposes of this table, the Company treated Ryan Schulke and Matthew Conlin as Non-PEO NEOs of the Company for each of the 2022 and 2023. For the 2024 fiscal year, the Company treated Ryan Perfit and Matthew Conlin as NEO's.

(3)	Computed based on a hypothetical investment of $100 in common stock beginning December 31, 2021 and calculated each fiscal year, with dividends reinvested.
(4)	The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Total Compensation Amount	$ 889,788	$ 915,056	$ 1,440,467
PEO Actually Paid Compensation Amount	$ 51,425	596,107	930,708
Adjustment To PEO Compensation, Footnote
Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Compensation Actually Paid to PEO
2024	336,859	321,649	(423,384)	—	(183,699)	51,425
2023	333,023	513,110	(226,043)	—	(23,983)	596,107
2022	576,607	521,724	(136,248)	—	(31,375)	930,708

(5)	The following table summarizes the applicable deductions and additions for the NEO in the calculation of Compensation Actually Paid to the NEO.

Non-PEO NEO Average Total Compensation Amount	$ 631,614	768,120	946,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,896	319,369	890,939
Adjustment to Non-PEO NEO Compensation Footnote
Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Compensation Actually Paid to NEO
2024	462,625	162,586	(7,315)	—	—	617,896
2023	331,187	—	(11,818)	—	—	319,369
2022	596,192	338,247	—	—	(43,500)	890,939

Total Shareholder Return Amount	$ (0.789)	(0.663)	(0.452)
Net Income (Loss)	(29,277,000)	(63,218,000)	(123,332,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,859	333,023	576,607
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,649	513,110	521,724
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(423,384)	(226,043)	(136,248)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,699)	(23,983)	(31,375)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,625	331,187	596,192
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,586	0	338,247
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,315)	(11,818)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (43,500)